Leases (Schedule of Operating Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,494
Variable lease payments not included in the lease liability	2
Short-term lease cost	287
Total operating lease cost	$ 1,783